Taxes (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Stock-based compensation	$ 1,464,527	$ 994,618
Litigation settlement loss	513,000	0
Stock option and warrant revaluation	965,454	1,525,594
Tax loss carry forward	17,158,394	13,370,548
Valuation allowance	(20,101,375)	(15,890,760)
Deferred tax assets/liabilities	$ 0	$ 0